Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Schedule of commitments

Figures in million - SA rand	2024	2023	2022
Capital expenditure
Authorised	18,931	26,439	43,616
Kloof	946	1,104	1,731
Driefontein	693	664	990
Beatrix	131	144	262
SGL corporate	297	359	521
Cooke	—	—	3
Burnstone	—	199	2,741
Kroondal	661	581	332
Platinum Mile	28	30	25
Rustenburg operation	2,514	2,280	2,697
Marikana	5,232	3,138	27,955
Sandouville nickel refinery	11	164	290
Keliber	4,404	13,470	4,324
Other[1]	4,014	4,306	1,745
Contracted for	6,983	8,162	4,113
Other guarantees[2]	3,918	3,647	3,314
1Includes authorised capital expenditure relating to DRDGOLD of R3,700 million (2023: R3,700 million, 2022: R1,458 million)
2Included in the amount are guarantees related to the Marikana operations of R2.3 billion (2023: R2.2 billion, 2022: R2.2 billion). The Group has an insurance policy over these guarantees which includes a pledge of non-financial and financial assets of Sibanye UK, WPL, EPL, Messina Limited and Messina Platinum Mines Limited (collectively the insured entities) in the event that the insured entities enter liquidation. At 31 December 2024, the insured entities' total assets amounted to R32,357 million which includes property, plant and equipment of R10,745 million, trade receivables of R1,347 million, inventory of R9,322 million and cash and cash equivalents of R2,141 million.
Management does not expect the policy to be triggered due to the financial position and liquidity of the Group